Additional Information of Cash Flow Statements - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 7,487,780	₩ 8,174,818
Changes from financing cash flows	(2,194,727)	(854,554)
Changes arising from obtaining or losing control of subsidiaries or other business	(45,589)	(342)
The effect of changes in foreign exchange rates	238,869	167,858
Ending	5,486,333	7,487,780
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	12,721,490	12,888,839
Changes from financing cash flows	1,900,132	(373,862)
Changes arising from obtaining or losing control of subsidiaries or other business	(88,966)
The effect of changes in foreign exchange rates	415,028	200,308
Amortization of discount on debentures issued	7,596	6,205
Ending	14,955,280	12,721,490
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	8,673	7,213
Changes from financing cash flows	(962,712)	(770,099)
Changes arising from obtaining or losing control of subsidiaries or other business	324
The effect of changes in foreign exchange rates	(649)	(5,573)
Decrease in retained earnings	889,900	704,444
Decrease in non-controllinginterest	67,569	72,688
Ending	3,105	8,673
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	94,754	93,018
Changes from financing cash flows	(167,427)	(14,955)
The effect of changes in foreign exchange rates	(1,867)	(7,766)
Increase in finance lease assets	72,640	24,457
Initial application of IFRS No.16	677,370
Ending	675,470	94,754
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	43,417	119,320
Changes from financing cash flows	7,657	(17,237)
Changes in fair values	(117,023)	(58,666)
Ending	₩ (65,949)	₩ 43,417